Related Parties - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Related Party Transactions [Abstract]
Fees for services and expenses	$ 25.3	$ 4.1	$ 4.2
Payment due to termination of agreement	24.0
Percentage of common stock by partners	18.00%
Related party lease expense	$ 0.4	$ 0.7	$ 0.7